Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash from operating activities:
Net income (loss)	$ (6,199,780)	$ 4,763,406	$ 3,886,905	$ (2,252,188)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	15,725	31,594	42,566	45,937
Forgiveness of related party receivable	3,815
Stock-based compensation expense	758,767	116,844	127,488	1,334,729
Warrant-related expense				44,100
Changes in operating assets and liabilities:
Accounts receivable		291,198	313,753	411,159
Prepaid and other current assets	(160,815)	14,908	4,732	(12,572)
Related party receivable		3,387	4,676	(3,315)
Accounts payable	1,124,921	152,567	(60,131)	(344,363)
Accrued expenses	37,027	10,131	24,371	(10,904)
Income taxes payable	(55,048)	513	684	18,370
Deferred revenues		(7,523,437)	(7,523,437)	2,173,437
Cash provided by (used in) operating activities	(4,475,388)	(2,138,889)	(3,178,393)	1,404,390
Cash used in investing activities:
Purchases of property and equipment	(1,206)	(12,386)	(12,316)	(20,484)
Cash used in investing activities	(1,206)	(12,386)	(12,316)	(20,484)
Cash used in financing activities:
Proceeds from stock option exercise	10,576
Net proceeds from common stock offering	35,981,030
Purchase of restricted stock from employees	(53,100)
Cash provided by financing activities	35,938,506
Net increase (decrease) in cash and cash equivalents	31,461,912	(2,151,275)	(3,190,709)	1,383,906
Cash and equivalents at beginning of period	5,377,114	8,567,823	8,567,823	7,183,917
Cash and equivalents at end of period	36,839,026	6,416,548	5,377,114	8,567,823
Supplemental disclosure of non-cash investing and financing activities:
Accrued common stock offering costs	$ 271,386